Asset impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	$ 100,838	$ 49,766	$ 86,855
Sale Transactions And Certain Lease Amendments
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	$ 101,000	$ 50,000	$ 87,000